Current Taxes and Deferred Taxes - Schedule of Deferred Taxes (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Deferred tax assets	$ 272,211	$ 312,556
Deferred tax liabilities		(237)
Net by geographic area	272,211	312,319
Chile [member]
Disclosure of geographical areas [line items]
Deferred tax assets	182,981	250,260
Net by geographic area	182,981	250,260
United States [member]
Disclosure of geographical areas [line items]
Deferred tax assets	15,717	14,408
Net by geographic area	15,717	14,408
Colombia [member]
Disclosure of geographical areas [line items]
Deferred tax assets	73,513	47,888
Deferred tax liabilities		(237)
Net by geographic area	$ 73,513	$ 47,651